SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	2025	2024
Value of one ordinary share	$6.0	$8.7
Dividend yield	0%	0%
Expected volatility	69.85%	75%
Risk-free interest rate	4.48%	4.15%
Expected term	7 years	7 years

Schedule of Effect of Share-based Compensation Statements of Operations
	Year ended December 31
	2023	2024	2025
Research and development expenses	$701	$267	$123
General and administrative expenses	$1,158	$519	$(41)
	$1,859	$786	$82

Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Year ended December 31
	2025
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	217,608	$65.73	2.17
Granted	14,054	$8.96	7.53
Exercised	(371)	$15.89	-
Expired	(23,546)	$66.33	-
Forfeited	(12,666)	$64.87	-
Options outstanding at the end of the year	195,079	$24.7	2.15
Options exercisable at the end of the year	167,173	$6.88	2.67

Non Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	December 31
	2025
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the end of the year	19,858	$76.98	1.83
Options exercisable at the end of the year	19,858	$76.98	1.83